Accounts Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Beggining Balance	$ 8,000
Provision for doubtful accounts		8,000
Bad debt recovery	(8,000)
Ending Balance		$ 8,000